Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial instruments measured at fair value for each hierarchy

As at 30 June 2019 and 31 December 2018, the Group held the following financial instruments measured at fair value for each hierarchy respectively:

	30 June 2019	Level 1	Level 2	Level 3

Assets measured at fair value
Other financial assets – current
Corporate wealth management products	131,033	–	131,033	–
Money market funds	23,572	23,572	–	–
Equity investments
Publicly traded investments – non-current*	752	752	–	–
Private equity fund – non-current*	1,765	–	–	1,765

	157,122	24,324	131,033	1,765

	31 December 2018	Level 1	Level 2	Level 3

Assets measured at fair value
Other financial assets – current
Corporate wealth management products	105,917	–	105,917	–
Money market funds	19,366	19,366	–	–
Equity investments
Publicly traded investments – non-current*	1,110	1,110	–	–

	126,393	20,476	105,917	–

*

All gains and losses included in other comprehensive income related to financial assets at fair value through other comprehensive income held at the end of the reporting period are reported as fair value change on equity investments designated as at fair value through other comprehensive income.